497(d)
                                        Registration No. 333-23301




                      National Equity Trust
                  Low Five Portfolio Series 11
                    Supplement To Prospectus
                       Dated May 16, 1997



Dealer Concession                  % of Public Offering Price


Less than $50,000                  2.1%

$50,000 to $99,999                 1.9

$100,000 to $249,999               1.4

$250,000 and up                    1.2